FINANCIAL INSTRUMENTS (Details 9) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 911,981	$ 1,130,601
Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	679,166	898,717
Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	77,319	67,687
Sundry Debtors [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	34,104	20,206
Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	57,498	70,367
Prepayments [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	63,404	63,465
Accounts receivable due from related parties
Disclosure Of Financials Instruments [Line items]
Financial assets	490	10,159
Financial assets at amortised cost, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	2,152,427	2,165,579
Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	1,231,754	1,001,261
Cash and cash equivalents, Category [Member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	426,269	359,150
Cash and cash equivalents, Category [Member] | Cash 1 [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	805,485	642,111
Other financial assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	$ 8,692	$ 33,717